Amounts due to directors	12 Months Ended
Dec. 31, 2011
Amounts Due To Directors [Abstract]
Amounts Due To Directors [Text Block]
14.	Amounts due to directors

These amounts are interest free, unsecured and repayable on demand, except to the amount of $47,136 and $75,700 as of December 31, 2011 and 2010, which bears interest at a rate of 24% and 6.96% per annum, respectively.